Derivative Financial Instruments and Off-balance sheet Financial Instruments - Off balance sheet financial instruments (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Derivative Financial Instruments and Off-balance sheet Financial Instruments
Commitments to invest in limited partnership interests	$ 3,028	$ 3,121
Private placement commitments	47	96
Other loan commitments	$ 233	$ 97